Document And Entity Information	Jun. 01, 2023
Document Information [Line Items]
Entity, Registrant Name	Hallador Energy Company
Document, Type	8-K
Document, Period End Date	Jun. 01, 2023
Entity, Incorporation, State or Country Code	CO
Entity, File Number	001-34743
Entity, Tax Identification Number	84-1014610
Entity, Address, Address Line One	1183 East Canvasback Drive
Entity, Address, City or Town	Terre Haute
Entity, Address, State or Province	IN
Entity, Address, Postal Zip Code	47802
City Area Code	812
Local Phone Number	299-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	HNRG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000788965